EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
EARNINGS PER SHARE

15. EARNINGS PER SHARE

Basic and diluted earnings per share have been calculated as follows:

	Years ended December 31,
	2010	2011	2012
Net income (loss) attributed to holder of ordinary shares	$168,996,086	$332,964	$(242,515,539)
Net income (loss) adjusted for dilutive securities	168,996,086	332,964	(242,515,539)
Weighted-average number of common shares outstanding—basic	172,870,921	173,496,901	172,671,369
Dilutive effect of non-vested shares	2,240,810	373,261	—
Weighted-average number of common shares outstanding—diluted	175,111,731	173,870,162	172,671,369
Basic earnings (loss) per share	$0.98	$0.00	$(1.40)
Diluted earnings (loss) per share	$0.97	$0.00	$(1.40)

Diluted earnings per share excludes nil, 23,918,618 and 21,175,141 common shares issuable upon the assumed conversion of the convertible debt, share options and restricted shares for the year ended December 31, 2010, 2011 and 2012, respectively, as their effect would have been anti-dilutive.

In 2011, the Company issued 40,000 ordinary shares to its share depository bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares.  These ordinary shares are legally issued but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company. No additional ordinary shares were issued in 2012.